Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%		Shares	Value
Aerospace/Defense - 3.1%
General Dynamics Corp.		5,000	$1,705,000

Bank (Money Center) - 5.2%
JPMorgan Chase & Co.		9,200	2,901,956

Bank (Processing) - 3.8%
The Bank of New York Mellon Corp.		19,500	2,124,720

Bank (Regional) - 8.8%
M&T Bank Corp.		10,600	2,094,772
The PNC Financial Services Group, Inc.		13,950	2,802,973
			4,897,745

Bank (Super Regional) - 4.7%
US Bancorp		53,700	2,595,321

Beverages - 4.3%
PepsiCo, Inc.		17,100	2,401,524

Biotechnology - 4.7%
Amgen, Inc.		9,300	2,624,460

Building Material and Supplies Dealers - 4.8%
The Home Depot, Inc.		6,600	2,674,254

Cable TV - 3.4%
Comcast Corp. - Class A		60,800	1,910,336

Computer Software and Services - 8.1%
Microsoft Corp.		8,650	4,480,268

Electric Power Generation, Transmission & Distribution - 4.8%
NextEra Energy, Inc.		35,300	2,664,797

Electric Utility - 5.0%
American Electric Power Co., Inc.		24,550	2,761,875

Food Products - 2.0%
Tyson Foods, Inc. - Class A		20,800	1,129,440

Hotels, Restaurants & Leisure - 4.6%
Starbucks Corp.		30,000	2,538,000

Manufacturing - 4.8%
Constellation Brands, Inc. - Class A		6,600	888,822
Lockheed Martin Corp.		3,500	1,747,235
			2,636,057

Medical - Biomedical - 4.6%
Medtronic PLC		27,000	2,571,480

Packaged Food - 2.6%
Nestle SA - ADR		16,000	1,468,320

Professional, Scientific, and Technical Services - 0.6%
Accenture PLC - Class A		1,300	320,580

Retail Trade - 4.1%
Target Corp.		25,500	2,287,350

Securities Brokerage - 4.8%
Morgan Stanley		16,600	2,638,736

Semiconductor - 9.9%
QUALCOMM, Inc.		17,000	2,828,120
Texas Instruments, Inc.		14,500	2,664,085
			5,492,205

Telecommunications (Equipment) - 1.0%
Cisco Systems, Inc.		8,400	574,728
TOTAL COMMON STOCKS (Cost $41,304,216)			55,399,152

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(a)		97,267	97,267
TOTAL MONEY MARKET FUNDS (Cost $97,267)			97,267

TOTAL INVESTMENTS - 99.9% (Cost $41,401,483)			55,496,419
Other Assets in Excess of Liabilities - 0.1%			56,625
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$55,553,044
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Matrix Advisors Dividend Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,399,152	$–	$–	$55,399,152
Money Market Funds	97,267	–	–	97,267
Total Investments	$55,496,419	$–	$–	$55,496,419

Refer to the Schedule of Investments for further disaggregation of investment categories.